Label	Element	Value
Dimensional Ultrashort Fixed Income ETF | Supranational [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Dimensional Ultrashort Fixed Income ETF | Less than 1 Year [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	73.50%
Dimensional Ultrashort Fixed Income ETF | 1 to 3 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	26.50%
Dimensional Ultrashort Fixed Income ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	54.80%
Dimensional Ultrashort Fixed Income ETF | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.10%
Dimensional Ultrashort Fixed Income ETF | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.90%
Dimensional Ultrashort Fixed Income ETF | Japan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.60%
Dimensional Ultrashort Fixed Income ETF | France
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.30%
Dimensional Ultrashort Fixed Income ETF | Germany
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Dimensional Ultrashort Fixed Income ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Dimensional Ultrashort Fixed Income ETF | Netherlands
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.90%
Dimensional Ultrashort Fixed Income ETF | Sweden
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.70%